SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 211,073	$ 101,619	$ 618,994	$ 816,533
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			500,341	668,340
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 118,653	$ 148,193